BUSINESS COMBINATIONS AND ACQUISITIONS OF NON-CONTROLLING INTERESTS - Narrative (Details) patient in Thousands, $ in Thousands	4 Months Ended	11 Months Ended	12 Months Ended
	Jun. 18, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 kr / shares	Nov. 30, 2025 USD ($)	Nov. 30, 2025 GBP (£)	Feb. 14, 2025 share patient	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Number of patients diagnosed with mtDNA | patient								30
Other reserves		$ 28,819	$ 28,819	$ (209)					$ (2,057)
Accumulated deficit		272,983	272,983	275,489
Abliva AB
Disclosure of detailed information about business combination [line items]
Voting shares (in percentage)	100.00%							88.90%
Loss before tax		26,900
Profit before tax			27,400
Voting interests acquired during period	11.10%
Cash transferred	$ 7,900
Other reserves	100
Accumulated deficit	200
Consideration transferred		$ 68,000	68,000
Paid price (in SEK per share) | kr / shares					kr 0.45
Acquisition related expenses			$ 10,300	$ 1,000
Abliva AB | Isomerase Therapeutics Limited
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share								84,444
Percentage of outstanding shares issued								10.00%
Equity interests of acquirer						$ 200	£ 168,888
Abliva AB | KL1333 license
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 61,114